Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
    The Company has entered into a master commercial agreement on arm’s length terms with Axionlog, a company under common control that operates the distribution centers in Argentina, Chile, Colombia, Ecuador, Mexico, Peru, Uruguay, Venezuela, French Guyana, Guadeloupe, Martinique, Aruba and Curaçao (the “Axionlog Business”). Pursuant to this agreement Axionlog provides the Company distribution inventory, storage and transportation services in the countries in which it operates.

The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Accounts and notes receivable, net	$365	$272
Other receivables	3,377	2,392
Miscellaneous	3,448	3,665
Accounts payable	(10,873)	(6,378)
The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2021, 2020 and 2019:

	Fiscal years ended December 31,
	2021	2020	2019
Food and paper (i)	$(187,959)	$(124,416)	$(188,276)
Occupancy and other operating expenses	(5,108)	(3,667)	(7,252)

(i)Includes $40,227 of distribution fees and $147,732 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2021; $24,302 and $100,114, respectively, for the fiscal year ended December 31, 2020; and $38,658 and $149,618, respectively, for the fiscal year ended December 31, 2019.

The following table summarizes the outstanding balances between the Company and its equity method investments as of December 31, 2021 and 2020:

	2021			2020
	Lacoop, A.C	Lacoop II, S.C	Saile (i)	Lacoop, A.C	Lacoop II, S.C	Saile (i)
Other receivables	$—	$1,190	$731	$—	$1,761	—
Accounts payable	—	(810)	—	—	(508)	—

(i) Operadora de Franquicias Saile S.A.P.I. de C.V.